Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	CREATIVE REALITIES, INC.
Entity Central Index Key	0001356093
Trading Symbol	CREX
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false